SUMMARY OF CONDENSED BALANCE SHEETS PARENT COMPANY (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	$ 30,053	¥ 219,365	¥ 517,542	¥ 414,634
Short-term investment			7,195
Prepaid expenses and other current assets	24,275	177,187	134,247
Total current assets	70,716	516,172	808,600
Non-current assets:
Long-term investments	49,941	364,534	364,159
Total non-current assets	114,570	836,280	745,184
Total assets	185,286	1,352,452	1,553,784
Current liabilities
Other payables and accruals	17,286	126,177	109,200
Liabilities	37,594	274,406	362,689
Shareholders’ equity
Ordinary shares (US$0.000005 par value 20,000,000,000 shares authorized as of December 31, 2023 and 2024; 1,208,831,222 Class A ordinary shares and 949,960,000 Class B ordinary shares issued as of December 31, 2023 and 2024; 1,016,418,532 and 1,020,256,032 Class A ordinary shares and ID="xdx_905_eus-gaap--CommonStockSharesOutstanding_iI_pid_c20231231__srt--ConsolidatedEntitiesAxis__srt--Pare	10	70	70
Additional paid-in capital	1,003,978	7,328,336	7,328,680
Accumulated other comprehensive income	(12,761)	(93,145)	(85,291)
Less: Treasury stock (192,412,690 and 188,575,190 shares as of December 31, 2023 and 2024, respectively)	(15,527)	(113,334)	(116,108)
Accumulated deficit	(855,911)	(6,247,557)	(6,123,971)
Total shareholders' equity	147,692	1,078,046	1,191,095	¥ 1,355,900	¥ 1,478,515
Total liabilities and shareholders' equity	185,286	1,352,452	1,553,784
Related Party [Member]
Current assets:
Amounts due from the group companies	$ 91	662	1,361
Parent Company [Member]
Current assets:
Cash and cash equivalents		25,064	64,070
Short-term investment			7,195
Prepaid expenses and other current assets		620	1,059
Total current assets		218,362	268,241
Non-current assets:
Long-term investments		53,120	39,500
Investment in subsidiaries and VIE		807,681	883,681
Total non-current assets		860,801	923,181
Total assets		1,079,163	1,191,422
Current liabilities
Other payables and accruals		1,777	1,206
Liabilities		1,777	1,206
Shareholders’ equity
Ordinary shares (US$0.000005 par value 20,000,000,000 shares authorized as of December 31, 2023 and 2024; 1,208,831,222 Class A ordinary shares and 949,960,000 Class B ordinary shares issued as of December 31, 2023 and 2024; 1,016,418,532 and 1,020,256,032 Class A ordinary shares and ID="xdx_905_eus-gaap--CommonStockSharesOutstanding_iI_pid_c20231231__srt--ConsolidatedEntitiesAxis__srt--Pare		70	70
Additional paid-in capital		7,293,445	7,327,581
Accumulated other comprehensive income		(138,690)	(116,171)
Less: Treasury stock (192,412,690 and 188,575,190 shares as of December 31, 2023 and 2024, respectively)		(113,334)	(116,108)
Accumulated deficit		(6,241,485)	(6,137,498)
Total shareholders' equity		1,077,386	1,190,216
Total liabilities and shareholders' equity		1,079,163	1,191,422
Parent Company [Member] | Related Party [Member]
Current assets:
Amounts due from the group companies		¥ 192,678	¥ 195,917